RELATED PARTY BALANCES AND TRANSACTIONS - Services provided by the related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions
Services received from related party	¥ 523,054	¥ 143,881	¥ 129,061
Qihu | Bandwidth service fee
Related Party Transactions
Services received from related party	108,743	80,514	46,191
Qihu | Brand fees charged
Related Party Transactions
Services received from related party	23,585
Qihu | Referral service fee
Related Party Transactions
Services received from related party	19,789	24,507	47,640
Yujie | Referral service fee
Related Party Transactions
Services received from related party	347,585	15,152
Xixian | Labor cost
Related Party Transactions
Services received from related party		2,130	10,657
Qifutong | Referral service fee
Related Party Transactions
Services received from related party			7,905
Qibutianxia | Corporate expenses
Related Party Transactions
Services received from related party	7,075	11,321	3,230
Others
Related Party Transactions
Services received from related party	4,378	3,120	8,364
Beijing Qifei | Rental Expenses Charged
Related Party Transactions
Services received from related party		¥ 7,137	¥ 5,074
Hongying | Rental Expenses Charged
Related Party Transactions
Services received from related party	¥ 11,899